The 59 Wall Street Trust
21 Milk Street
Boston, MA 02109
(617) 423-0800


November 8, 1999


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


     Re: The 59 Wall Street Trust (File no. 33-39020) (the "Registrant"); Statements of Additional Information dated November 1, 1999 for The 59 Wall Street U.S. Treasury Money Fund and The 59 Wall Street Tax Exempt Money Fund.
-----------------------------------------------------------------------------

Dear Sir or Madam:

       Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the forms of the above-captioned Statements of Additional Information that would have been filed by the Registrant on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of post-effective amendment no. 14 to the Registrant's registration statement on Form N-1A (File no. 33-39020 (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such registration statement with respect to the Fund and was filed electronically on November 1, 1999.

     Please direct any comments or questions concerning this certificate to the undersigned at (617) 423-0800.


Very Truly Yours,


THE 59 WALL STREET TRUST

By:  /s/LINDA T. GIBSON
     ---------------------
     Linda T. Gibson
     Secretary